Income tax expenses- Reconciliations (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended				36 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥) ¥ / shares	Mar. 31, 2019 CNY (¥) ¥ / shares	Mar. 31, 2021	Sep. 30, 2019
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Income before income tax and share of result of equity method investees	¥ 165,578	$ 25,272	¥ 166,645	¥ 96,221
Income tax computed at statutory EIT rate (25%)	41,395		41,661	24,055
Effect of different tax rates available to different jurisdictions	(1,982)		(1,085)	(1,568)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(20,675)		(18,552)	(17,687)
Effect of the gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(n))			(17,890)
Non-deductible expenses and non taxable income, net	1,980		9,553	8,168
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC	(8,305)		(7,219)	(5,774)
Withholding tax on the earnings distributed and anticipated to be remitted	4,612		4,621	3,954
Change in valuation allowance and others	12,253		9,473	5,405
Income tax expenses	¥ 29,278	$ 4,469	¥ 20,562	¥ 16,553
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Ant Group
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Equity interest (as a percent)			33.00%			33.00%
PRC
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Statutory EIT rate (as a percent)	25.00%	25.00%			25.00%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 0.96		¥ 0.88	¥ 0.86
PRC | American Depositary Shares ("ADSs")
Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB) | ¥ / shares	¥ 7.65		¥ 7.06	¥ 6.86